Condensed consolidating financial statements (Condensed consolidating balance sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 109,249	$ 76,579	$ 39,582	$ 41,063
Accounts receivable—trade, net	138,597	287,045
Inventories, net	424,121	461,515
Costs and estimated profits in excess of billings	12,009	14,646
Other current assets	33,836	55,374
Total current assets	717,812	895,159
Property and equipment, net of accumulated depreciation	186,667	189,974
Deferred financing costs, net	4,125	5,581
Deferred income taxes, net	780	0
Intangibles, net	246,650	271,739
Goodwill	669,036	798,481	802,318
Investment in unconsolidated subsidiary	57,719	49,675
Investment in affiliates	0	0
Long-term loan and advances to affiliates	0	0
Other long-term assets	3,253	3,493
Total assets	1,886,042	2,214,102
Current liabilities
Current portion of long-term debt	253	840
Accounts payable—trade	76,823	127,757
Accrued liabilities	58,563	126,890
Deferred revenue		10,919
Deferred revenue	7,283	10,919
Billings in excess of costs and profits recognized	8,631	15,785
Total current liabilities	151,553	282,191
Long-term debt, net of current portion	396,016	420,484
Long-term loans and payables to affiliates	0	0
Deferred income taxes, net	51,100	98,188
Other long-term liabilities	29,956	17,318
Total liabilities	628,625	818,181
Total stockholders’ equity	1,257,020	1,395,356
Noncontrolling interest in subsidiary	397	565
Total equity	1,257,417	1,395,921	1,330,966	1,162,155
Total liabilities and equity	1,886,042	2,214,102
Reportable Legal Entities [Member] | FET Inc. (Parent) [Member]
Current assets
Cash and cash equivalents	0	5,551	0	0
Accounts receivable—trade, net	0	0
Inventories, net	0	0
Costs and estimated profits in excess of billings	0	0
Other current assets	0	0
Total current assets	0	5,551
Property and equipment, net of accumulated depreciation	0	0
Deferred financing costs, net	4,125	5,581
Deferred income taxes, net	0
Intangibles, net	0	0
Goodwill	0	0
Investment in unconsolidated subsidiary	0	0
Investment in affiliates	1,188,707	1,333,701
Long-term loan and advances to affiliates	467,184	483,534
Other long-term assets	0	0
Total assets	1,660,016	1,828,367
Current liabilities
Current portion of long-term debt	0	0
Accounts payable—trade	0	0
Accrued liabilities	7,027	12,733
Deferred revenue		0
Deferred revenue	0
Billings in excess of costs and profits recognized	0	0
Total current liabilities	7,027	12,733
Long-term debt, net of current portion	395,970	420,275
Long-term loans and payables to affiliates	0	0
Deferred income taxes, net	0	0
Other long-term liabilities	0	0
Total liabilities	402,997	433,008
Total stockholders’ equity	1,257,019	1,395,359
Noncontrolling interest in subsidiary	0	0
Total equity	1,257,019	1,395,359
Total liabilities and equity	1,660,016	1,828,367
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	36,884	4,006	0	8,092
Accounts receivable—trade, net	85,537	194,964
Inventories, net	318,360	343,902
Costs and estimated profits in excess of billings	6,477	4,871
Other current assets	25,447	38,920
Total current assets	472,705	586,663
Property and equipment, net of accumulated depreciation	153,995	153,016
Deferred financing costs, net	0	0
Deferred income taxes, net	0
Intangibles, net	186,234	198,819
Goodwill	481,374	522,898
Investment in unconsolidated subsidiary	57,719	49,675
Investment in affiliates	514,893	590,421
Long-term loan and advances to affiliates	0	0
Other long-term assets	2,549	2,760
Total assets	1,869,469	2,104,252
Current liabilities
Current portion of long-term debt	243	828
Accounts payable—trade	57,529	85,179
Accrued liabilities	40,874	84,824
Deferred revenue		3,783
Deferred revenue	1,334
Billings in excess of costs and profits recognized	1,872	1,189
Total current liabilities	101,852	175,803
Long-term debt, net of current portion	34	183
Long-term loans and payables to affiliates	527,406	506,065
Deferred income taxes, net	36,937	77,311
Other long-term liabilities	14,533	11,189
Total liabilities	680,762	770,551
Total stockholders’ equity	1,188,707	1,333,701
Noncontrolling interest in subsidiary	0	0
Total equity	1,188,707	1,333,701
Total liabilities and equity	1,869,469	2,104,252
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	72,365	67,022	39,582	32,971
Accounts receivable—trade, net	53,060	92,081
Inventories, net	115,165	125,594
Costs and estimated profits in excess of billings	5,532	9,775
Other current assets	8,389	16,454
Total current assets	254,511	310,926
Property and equipment, net of accumulated depreciation	32,672	36,958
Deferred financing costs, net	0	0
Deferred income taxes, net	780
Intangibles, net	60,416	72,920
Goodwill	187,662	275,583
Investment in unconsolidated subsidiary	0	0
Investment in affiliates	0	0
Long-term loan and advances to affiliates	60,221	22,531
Other long-term assets	704	733
Total assets	596,966	719,651
Current liabilities
Current portion of long-term debt	10	12
Accounts payable—trade	19,294	42,578
Accrued liabilities	10,662	29,333
Deferred revenue		7,136
Deferred revenue	5,949
Billings in excess of costs and profits recognized	6,759	14,596
Total current liabilities	42,674	93,655
Long-term debt, net of current portion	12	26
Long-term loans and payables to affiliates	0	0
Deferred income taxes, net	14,163	20,877
Other long-term liabilities	15,423	6,129
Total liabilities	72,272	120,687
Total stockholders’ equity	524,297	598,399
Noncontrolling interest in subsidiary	397	565
Total equity	524,694	598,964
Total liabilities and equity	596,966	719,651
Eliminations [Member]
Current assets
Cash and cash equivalents	0	0	$ 0	$ 0
Accounts receivable—trade, net	0	0
Inventories, net	(9,404)	(7,981)
Costs and estimated profits in excess of billings	0	0
Other current assets	0	0
Total current assets	(9,404)	(7,981)
Property and equipment, net of accumulated depreciation	0	0
Deferred financing costs, net	0	0
Deferred income taxes, net	0
Intangibles, net	0	0
Goodwill	0	0
Investment in unconsolidated subsidiary	0	0
Investment in affiliates	(1,703,600)	(1,924,122)
Long-term loan and advances to affiliates	(527,405)	(506,065)
Other long-term assets	0	0
Total assets	(2,240,409)	(2,438,168)
Current liabilities
Current portion of long-term debt	0	0
Accounts payable—trade	0	0
Accrued liabilities	0	0
Deferred revenue		0
Deferred revenue	0
Billings in excess of costs and profits recognized	0	0
Total current liabilities	0	0
Long-term debt, net of current portion	0	0
Long-term loans and payables to affiliates	(527,406)	(506,065)
Deferred income taxes, net	0	0
Other long-term liabilities	0	0
Total liabilities	(527,406)	(506,065)
Total stockholders’ equity	(1,713,003)	(1,932,103)
Noncontrolling interest in subsidiary	0	0
Total equity	(1,713,003)	(1,932,103)
Total liabilities and equity	$ (2,240,409)	$ (2,438,168)